Restructuring - Summary of Restructuring-related charges (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 3,970
Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,421
General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,549
Accelerated FX-322 charges
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	129
Accelerated FX-322 charges | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	129
Severance and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3,481
Severance and other benefit-related costs | Research and Development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,932
Severance and other benefit-related costs | General and Administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1,549
Accelerated depreciation charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 360